INCOME TAX	12 Months Ended
Jun. 30, 2025
INCOME TAX
INCOME TAX

NOTE 16. INCOME TAX

The Company accounts for income taxes using an asset and liability approach. Under this method, the tax provision includes taxes currently due plus the net change in deferred tax assets and liabilities. Deferred tax assets and liabilities arise from temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will actually be paid or refund received, as provided for under currently enacted tax law. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, is not expected to be realized.

The benefit (provision) for income taxes consisted of the following for the periods indicated:

	June 30, 2025	June 30, 2024
Current Tax:
Federal	$—	$—
State	1,556	3,170
Total current	1,556	3,170

Deferred Tax:
Federal	(209,219)	(546,276)
State	(51,718)	(26,630)
Total deferred	(260,937)	(572,906)

Total benefit on income taxes	$(259,381)	$(569,736)

The benefit from or provision for income taxes differs from the amount computed by applying the federal statutory income tax rate to the Company’s loss or income before income taxes as follows for the periods indicated:

	June 30, 2025	Rate
Tax at Statutory rate (21%)	$1,153,091	21.00%

Permanent Differences:
Change in fair value of warrant liability	$(38,765)	(0.71)%
Meals	2,836	0.05%
Entertainment	34	0.00%
Chane in fair value of convertible note	(837,981)	(15.26)%
Change in fair value of Long-Term and Short-Term Investor Notes	(2,597,515)	(47.31)%
Change in fair value of Earnout Liability	(195,090)	(3.55)%
Change in fair value of Subscription Agreement	13,503	0.25%
Change in fair value of Stock Payable	(48,887)	(0.89)%
Change in fair value of Tau Agreement	85,597	1.56%
Change in fair value of Tau commitment fee	(10,536)	(0.19)%
Change in fair value of WDCO sellers convertible note	(10,363)	(0.19)%
Change in fair value of WDCO Share payable	176,353	3.21%
Change in statutory rate	13,123	0.24%
Return To Provision	(1,477,734)	(26.91)%
State Tax – Net of Federal Benefit	(400,312)	(7.29)%
State Minimum Tax – Net of Federal Benefit	1,229	0.02%
Chang in Valuation Allowance – State	441,782	8.05%
Chang in Valuation Allowance - Federal	1,752,730	31.92%
Net adjustments - Federal	181,158	3.30%
–Goodwill intangible DTA recognized as part of acquisition	1,536,366	27.98%
Income tax benefit	$(259,381)	(4.72)%

	June 30, 2024	Rate
Tax at Statutory rate (21%)	$(25,376,496)	21.00%

Permanent Differences:
Change in fair value of NRA liability	$34,571	(0.03)%
Meals	1,769	0.00%
Entertainment	161	0.00%
Nondeductible transaction costs	1,891,691	(1.57)%
Change in fair value of Long-Term and Short-Term Investor Notes	2,353,692	(1.95)%
Change in fair value of Secured Convertible Note	753,039	(0.62)%
Change in fair value of Earnout Liability	280,350	(0.23)%
Change in fair value of Subscription Agreement	8,147	(0.01)%
Change in fair value of Stock Payable	(206,865)	0.17%
Loss on AtlasClear acquisition	18,142,481	(15.01)%
Stock Compensation Expense	307,157	(0.25)%
Extinguishment of Accrued Liabilities	(184,689)	0.15%
Change in fair value of WDCO Share payable	683,941	(0.57)%
Return To Provision	(477,461)	0.40%
State Tax – Net of Federal Benefit	(220,234)	0.18%
State Minimum Tax – Net of Federal Benefit	2,504	0.00%
Chang in Valuation Allowance – State	499,331	(0.41)%
Chang in Valuation Allowance - Federal	937,175	(0.78)%
Income tax benefit	$(569,736)	0.47%

The change in the Company’s effective tax rate in the current year, as compared to the prior year, was primarily due to the addition of the state tax provision.

Deferred income taxes reflect the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows for the periods indicated:

	June 30, 2025	June 30, 2024
Deferred Tax Assets:
Fixed Assets	$3,881	$261
Business Combination Expenses	533,602	530,560
IRC Sec. 195 Start-Up Costs	896,917	956,768
Allowance for Bad Debt	102,733	3,820
Accrued Contingent Liability	25,611	25,465
Lease Liability (ASC 842)	46,799	84,602
IRC Sec. 1231 Losses	1,775	1,774
Net Operating Loss	3,612,862	1,361,541
Total Deferred Tax Asset	5,224,180	2,964,791

Deferred Tax Liabilities:
Intangible Assets	3,312,054	5,167,729
ROU Lease Asset (ASC 842)	45,912	83,102
State Tax - Current	526	526
State Tax - Deferred	89,732	110,452
Total Deferred Tax Liability	3,448,224	5,361,809
Net Deferred Tax Asset/(Liability) before Valuation allowance	1,775,956	(2,397,018)
Valuation Allowance	(5,043,381)	(2,848,868)
Net Deferred Tax Asset/(Liability)	$(3,267,425)	$(5,245,886)

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets (“DTA”). Under ASC 740, the guidance requires an analysis of deferred tax assets to determine the realizability of deferred tax assets. Deferred tax assets require a valuation allowance if its more-likely-than-not, greater than 50% likelihood that some portion, or all, of the deferred tax assets will not be realized in the near future. The analysis is based on the weight of all available evidence, both positive and negative evidence. Management has considered all available positive and negative evidence in performing an assessment as to the need for a deferred tax asset valuation allowance.

The negative evidence considered included:

●	Tax net operating loss carryforwards generated in the current year.
●	The Company has deemed to begin business operations in the current year and is no longer considered a startup company pursuant to IRC Sec. 195. As a result, the company is eligible to start amortizing previously capitalized startup costs for income tax purposes, which will generate current and future tax deductions.

The positive evidence considered included:

●	The company has had taxable income in the most recent previous tax years.

On the basis of this evaluation, as of June 30, 2025, a valuation allowance of $5.03 million has been recorded because management has concluded that it is more likely than not that such DTA will ultimately not be realized in the near future. The amount of the DTA considered realizable, however, could be adjusted in future years if estimates of future taxable income during the carryforward period are reduced or increased, or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as projections for growth.

The Company’s policy is to record interest and penalties related to unrecognized tax benefits in general and administrative expenses. The Company has not recorded any unrecognized tax benefits, or related interest and penalties, as of the period ended June 30, 2025. Per discussions with the management, there are no significant fines/penalties for the period ended June 30, 2025 and there are no new audits or any open audits as of June, 30 2025.

For financial statement disclosure of tax positions taken or expected to be taken on a tax return, the impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. There was no recognition of uncertain tax positions required for the period ended June 30, 2025. Based upon review of the federal and state return for the open years and review of the draft financial statements for the period ended June 30, 2024, there are no material uncertain tax positions that require financial statement disclosure. The Company has federal income tax net operating loss (“NOL”) carryforwards of $13.95 million as of June 30, 2025. The net operating losses can be carried forward indefinitely. The Company also has various state NOL carryforwards of $14.82 million as of June 30, 2025 which are expected to expire beginning in 2044. The Company’s NOLs may be limited under Section 382 of the Internal Revenue Code (“IRC”). NOLs are limited when there is a significant ownership change as defined by the IRC Section 382. The Company has not yet determined whether an ownership change has occurred that could limit the availability of its net operating loss carryforwards into 2026.